RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Parenthetical) (Detail)	Dec. 31, 2019
MECOM Power and Construction Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share percentage holding by chief executive officer	20.00%